UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2010
                                                       -----------------
        Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

      Name:                 Thomas W. Smith
                            ----------------------------------------------------
      Address:              323 Railroad Avenue    Greenwich    CT         06830
                            ----------------------------------------------------
                            (Street)               (City)       (State)    (Zip)

      Form 13F File Number: 028-04481

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

      Name:                 Thomas W. Smith
      Title:                Investment Manager
      Phone:                203-661-1200

Signature, Place, and Date of Signing:

      /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

      Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

      May 17, 2010
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:

      Number of Other Included Managers:      2
                                              --------

      Form 13F Information Table Entry Total: 35
                                              --------

      Form 13F Information Table Value Total: $834,465 (thousands)
                                              --------

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE REPORTING PERSON'S FORM 13F FILED ON AUGUST 14, 2009 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2009.

List of Other Included Managers:

No.   Form 13F File No.:    Name:
---   ------------------    -----

01    028-10290             Scott J. Vassalluzzo
02    028-13257             Steven M. Fischer

                           FORM 13F INFORMATION TABLE


                                                                   VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER      VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT PRN CALL DSCRETN MANAGERS    SOLE   SHARED  NONE
           --------------            --------------     -----    --------   ------- --- ---- ------- --------    ----   ------  ----
ACI WORLDWIDE, INC.                    COMMON STOCK     4498101   13,634    661,523  SH       Other   01, 02    661,523
ALLIANCE DATA SYSTEMS CORP.            COMMON STOCK   018581108    4,201     65,650  SH       Sole         -     65,650
ALLIANCE DATA SYSTEMS CORP.            COMMON STOCK   018581108   58,081    907,650  SH       Other   01, 02    907,650
BOARDWALK PIPELINE PARTNERS, LLP       COMMON STOCK   096627104    2,934     98,600  SH       Sole         -     98,600
COPART, INC.                           COMMON STOCK   217204106   13,792    387,408  SH       Sole         -    387,408
COPART, INC.                           COMMON STOCK   217204106   60,521  1,700,018  SH       Other   01, 02  1,700,018
CREDIT ACCEPTANCE CORP.                COMMON STOCK   225310101   13,595    329,655  SH       Sole         -    329,655
CREDIT ACCEPTANCE CORP.                COMMON STOCK   225310101  167,325  4,057,351  SH       Other   01, 02  4,057,351
IRON MOUNTAIN, INC.                    COMMON STOCK   462846106    2,944    107,454  SH       Sole         -    107,454
IRON MOUNTAIN, INC.                    COMMON STOCK   462846106   26,540    968,601  SH       Other   01, 02    968,601
LIFE TIME FITNESS, INC.                COMMON STOCK   53217R207    4,577    162,867  SH       Sole         -    162,867
LIFE TIME FITNESS, INC.                COMMON STOCK   53217R207   38,765  1,379,550  SH       Other   01, 02  1,379,550
LIVE NATION ENTERTAINMENT, INC.        COMMON STOCK   538034109   33,039  2,278,534  SH       Other   01, 02  2,278,534
MARKET LEADER, INC.                    COMMON STOCK   57056R103     166      84,030  SH       Sole         -     84,030
MARKET LEADER, INC.                    COMMON STOCK   57056R103    1,277    648,431  SH       Other   01, 02    648,431
MOBILE MINI, INC.                      COMMON STOCK   60740F105    4,685    302,429  SH       Sole         -    302,429
MOBILE MINI, INC.                      COMMON STOCK   60740F105   34,822  2,248,019  SH       Other   01, 02  2,248,019
NEUSTAR INC.                           COMMON STOCK   64126X201    3,734    148,160  SH       Sole         -    148,160
NEUSTAR INC.                           COMMON STOCK   64126X201   32,999  1,309,500  SH       Other   01, 02  1,309,500
PRE-PAID LEGAL SERVICES, INC.          COMMON STOCK   740065107    3,637     96,100  SH       Sole         -     96,100
PRE-PAID LEGAL SERVICES, INC.          COMMON STOCK   740065107   60,916  1,609,415  SH       Other   01, 02  1,609,415
POOL CORPORATION                       COMMON STOCK   73278L105    3,446    152,208  SH       Sole         -    152,208
SEI INVESTMENTS CO                     COMMON STOCK   784117103    2,810    127,900  SH       Sole         -    127,900
SEI INVESTMENTS CO                     COMMON STOCK   784117103   57,152  2,601,356  SH       Other   01, 02  2,601,356
STAPLES INC.                           COMMON STOCK   855030102     644      27,500  SH       Sole         -     27,500
SUPPORT.COM, INC.                      COMMON STOCK   86858W101    5,641  1,725,000  SH       Other   01, 02  1,725,000
SYSTEMAX INC.                          COMMON STOCK   871851101    2,657    122,200  SH       Sole         -    122,200
SYSTEMAX INC.                          COMMON STOCK   871851101   46,934  2,158,861  SH       Other   01, 02  2,158,861
TRACTOR SUPPLY CO.                     COMMON STOCK   892356106    4,565     78,631  SH       Sole         -     78,631
TRACTOR SUPPLY CO.                     COMMON STOCK   892356106   38,798    668,359  SH       Other   01, 02    668,359
U.S. AUTO PARTS NETWORK, INC.          COMMON STOCK   90343C100   10,817  1,438,399  SH       Other   01, 02  1,438,399
W HOLDING COMPANY INC.                 COMMON STOCK   929251874     226      22,609  SH       Sole         -     22,609
W HOLDING COMPANY INC.                 COMMON STOCK   929251874    1,477    147,562  SH       Other   01, 02    147,562
WORLD ACCEPTANCE CORP.                 COMMON STOCK   981419104    6,157    170,638  SH       Sole         -    170,638
WORLD ACCEPTANCE CORP.                 COMMON STOCK   981419104   70,960  1,966,741  SH       Other   01, 02  1,966,741